UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DAIWA INTERNATIONAL HOLDINGS INC.
Address: 1-9-1 MARUNOUCHI, CHIYODA-KU
         TOKYO, JAPAN  100-6753

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  YOSHIHIRO SUGIBAYASHI
Title: HEAD OF ACCOUNTING & TAX SECTION OF DAIWA SECURITIES GROUP INC.
Phone: 81-3-5555-5190

Signature, Place, and Date of Signing:


/s/ YOSHIHIRO SUGIBAYASHI               TOKYO, JAPAN            05/04/2012
-------------------------------------   ---------------------   ----------------
[Signature]                             [City, State]           [Date]

Effective January 1, 2012, Daiwa Securities Group Inc. (DSG) made certain changes to its corporate organization. Daiwa International Holdings Inc.
(DIH) became the owner (100%) of Daiwa Capital Markets America Holdings Inc. (DCMAH),Daiwa America Strategic Advisors Corp. (DASAC) and Daiwa Capital Markets America Inc (DCMA). The ultimate owner (100%) of these entities remains DSG. As a result of these changes, DIH shares investment discretion with respect to all accounts over which DCMAH, DASAC and DCMA exercise investment discretion.


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number   Name
--------------------   ----
028-14426              DAIWA SECURITIES GROUP INC.